General (Details Narrative) ₪ / shares in Units, ₪ in Thousands, $ in Millions			12 Months Ended
		May 14, 2020	Dec. 31, 2021 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 ILS (₪)	Oct. 13, 2021 shares	May 18, 2021	Apr. 23, 2021 shares	Feb. 11, 2019	Nov. 30, 2017 shares
Reserve Quantities [Line Items]
Percentage of voting equity interests acquired		50.10%								100.00%
Number of shares issued			139,966								4,250,000
Issue of equity | ₪			₪ 136,506		₪ 38,020	₪ 62,283
Other receivables | ₪			₪ 33,244		₪ 3,680
Private Placements [Member]
Reserve Quantities [Line Items]
Number of shares issued			5,000,000.0
Ordinary shares [member]
Reserve Quantities [Line Items]
Number of shares issued and fully paid	[1]		45,133,945		26,941,705
Pharmazone Ltd [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary			50.10%	50.10%
Percentage of voting equity interests acquired								100.00%
Canndoc Ltd [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary						100.00%
Cannolam Ltd [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary		50.10%
S P A C Transaction [Member]
Reserve Quantities [Line Items]
Issue of equity			₪ 162,000	$ 50
Other receivables | ₪			7,000
S P A C Transaction [Member] | Private Placements [Member]
Reserve Quantities [Line Items]
Other receivables | ₪			₪ 182,000
S P A C Transaction [Member] | Ordinary shares [member]
Reserve Quantities [Line Items]
Number of shares issued			15,650,280						15,650,280
Number of shares issued and fully paid			5,243,616
Weighted average price per share | ₪ / shares			₪ 13.00
S P A C Transaction [Member] | Forfeiture Ordinary Shares [Member]
Reserve Quantities [Line Items]
Number of shares issued but not fully paid							5,243,616

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.